UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22398

Spinnaker ETF Series
(Exact name of registrant as specified in charter)

116 South Franklin Street, Rocky Mount, North Carolina 27804
(Address of principal executive offices)  (Zip code)

Paracorp Inc.
2140 South Dupont Hwy, Camden, DE 19934
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: February 28

Date of reporting period: July 1, 2021 - June 30, 2022

The Cannabis ETF Proxy Vote Records
Amyris, Inc.
Security	03236M	Meeting Type		Special
Ticker Symbol	AMRS	Meeting Date		26-Jul-21
Record Date	4-Jun-21
Item	Proposal	Type	Vote	Management Recommendation
1
Approval of (x) issuance of 6,000,000 performance-vesting restricted stock units to our CEO (CEO PSU) based on achievement of four specified stock price performance metrics over a four- year period and (y) one-time waiver of annual per-person award limit under the 2020 Equity Incentive Plan for the CEO PSU.
		Management	For	For
2	Ratification of the appointment of KPMG LLP, Chartered Professional Accountants, as Atlas Corp.'s independent auditors for the fiscal year ending December 31, 2021.	Management	For	For

Tilray Inc
Security	88688T	Meeting Type		Special
Ticker Symbol	TLRY	Meeting Date		29-Jul-21
Record Date	22-Jul-21
Item	Proposal	Type	Vote	Management Recommendation
1
Approve an amendment to Tilray's Amended and Restated Certificate of Incorporation (the "Certificate of Incorporation") to increase the authorized capital stock of Tilray from 743,333,333 shares to 990,000,000 shares of capital stock.
		Management	For	For
2	Approve an amendment to the Certificate of Incorporation to elect not to be governed by Section 203 of Delaware General Corporation Law.	Management	For	For
3	Approve an amendment to the Certificate of Incorporation to permit stockholders of the Company to take action by written consent.	Management	For	For
4
Approve amendments to the Certificate of Incorporation related to the following governance changes: (1) eliminate the dual structure of Class 1 Common Stock and Class 2 Common Stock; (2) declassify the board of directors of the Company; (3) remove limitations on the corporate opportunity doctrine; and (4) provide that the directors of the Company may be removed with or without cause at any time by the holders of a majority of the voting power of the Company's then-outstanding shares of capital stock, subject to the rights of holders of Preferred Stock.
		Management	For	For
5
Approve amendments to the Certificate of incorporation to eliminate certain provisions related to the Company's prior status as a "controlled company" and make other administrative and conforming amendments and changes as necessary in light of the foregoing proposals.
		Management	For	For
6	Approve the adjournment of the special meeting, if necessary or appropriate, to solicit additional proxies in the event there are not sufficient votes to approve the foregoing proposals.	Management	For	For

GREENLANE HOLDINGS, INC.
Security	395330	Meeting Type		Annual
Ticker Symbol	GNLN	Meeting Date		26-Aug-21
Record Date	1-Jul-21
Item	Proposal	Type	Vote	Management Recommendation
1A	Election of Director: Aaron LoCascio	Management	For	For
1B	Election of Director: Adam Schoenfeld	Management	For	For
1C	Election of Director: Neil Closner	Management	For	For
1D	Election of Director: Richard Taney	Management	For	For
1E	Election of Director: Jeff Uttz	Management	For	For
2	Ratification of the appointment of Deloitte & Touche LLP as our independent registered public accounting firm for our fiscal year ending December 31, 2021.	Management	For	For
3
Approval and adoption of the definitive agreement and plan of merger (the "Merger Agreement"), dated as of March 31, 2021, by and among Greenlane, Merger Sub Gotham 1, LLC, a wholly-owned subsidiary of Greenlane, Merger Sub Gotham 2, LLC, a wholly owned subsidiary of Greenlane and KushCo Holdings, Inc. Pursuant to the Merger Agreement, Greenlane and KushCo will combine through a series of mergers.
		Management	For	For
4	Approval and adoption of the Amended and Restated Certificate of Incorporation of Greenlane Holdings, Inc. (the "Greenlane Charter Amendment Proposal").	Management	For	For
5	Approval of the issuance of Greenlane Class A common stock in connection with the closing of Merger 1 (the "Greenlane Stock Issuance Proposal").	Management	For	For
6	Approval of the Amended and Restated Greenlane Holdings, Inc. 2019 Equity Incentive Plan (the "Greenlane Plan Proposal").	Management	For	For
7
Approval of one or more adjournments of the Greenlane annual meeting to another date, time and/or place, if necessary or appropriate, to solicit additional proxies in favor of the Greenlane Merger Proposal, the Greenlane Charter Amendment Proposal or the Greenlane Stock Issuance Proposal.
		Management	For	For

HEXO CORP.
Security	428304	Meeting Type		Annual
Ticker Symbol	HEXO	Meeting Date		25-Aug-21
Record Date	13-Jul-21
Item	Proposal	Type	Vote	Management Recommendation
1
To consider and, if deemed advisable, to pass, with or without variation, a resolution (the "Transaction Resolution"), the full text of which is set forth in Appendix A to the accompanying management information circular relating to the Meeting (the "Circular"), authorizing and approving the issuance by the Corporation, to the shareholders of the entities that carry on the business of Redecan (the "Redecan Shareholders"), of 69,721,116 Common Shares, representing, collectively with the Common Shares issuable in connection with the Senior Secured Convertible Note due 2023 (as defined below), more than 25% of the issued and outstanding Common Shares (on a non-diluted basis), the whole pursuant to that certain share purchase agreement dated May 28, 2021 among the Corporation and the Redecan Shareholders (the "Transaction"), all as more particularly described in the accompanying Circular.
		Management	For	For
2
To consider and, if deemed advisable, to pass, with or without variation, a resolution (the "Financing Resolution"), the full text of which is set forth in Appendix B to the accompanying Circular, authorizing and approving certain aspects of the Corporation's senior secured convertible note due May 1, 2023 issued on May 27, 2021 in an aggregate principal amount of US$360.0 million (the "Senior Secured Convertible Note due 2023") in order to finance the cash portion of the purchase price of the Transaction, as required pursuant to the rules of the Toronto Stock Exchange (the "TSX"), including (i) the issuance of more than 32,198,894 Common Shares on the conversion or redemption of the Senior Secured Convertible Note due 2023, representing more than 25% of the issued and outstanding Common Shares (on a non-diluted basis), and (ii) the issuance of Common Shares by the Corporation at a price less than the market price of the Common Shares, less any allowable discount, both as determined by TSX rules in the event that it wishes to satisfy redemption and certain other payments under the Senior Secured Convertible Note due 2023 in Common Shares.
		Management	For	For

NEPTUNE WELLNESS SOLUTIONS INC.
Security	64079L	Meeting Type		Annual
Ticker Symbol	NEPT	Meeting Date		26-Aug-21
Record Date	29-Jun-21
Item	Proposal	Type	Vote	Management Recommendation
1A	Election of Director: Mr. John M. Moretz	Management	For	For
1B	Election of Director: Mr. Michael Cammarata	Management	For	For
1C	Election of Director: Dr. Ronald Denis	Management	For	For
1D	Election of Director: Mr. Joseph Buaron	Management	For	For
1E	Election of Director: Mr. Michael de Geus	Management	For	For
1F	Election of Director: Ms. Julie Phillips	Management	For	For
2	The appointment of Ernst & Young LLP as auditor of the Corporation for the ensuing year and authorizing the Directors to fix its remuneration.	Management	For	For
3
To consider, and if thought advisable, to pass, with or without variation, an ordinary resolution approving the unallocated options under the Corporation's stock option plan, as more particularly described in the management information circular (the "Circular").
		Management	For	For
4
To consider, and if thought advisable, to pass, with or without variation, an ordinary resolution approving the unallocated entitlements under the Corporation's equity incentive plan, as more particularly described in the Circular.
		Management	For	For

CANOPY GROWTH CORPORATION
Security	138035	Meeting Type		Annual
Ticker Symbol	CGC	Meeting Date		14-Sep-21
Record Date	21-Jul-21
Item	Proposal	Type	Vote	Management Recommendation
1A	Election of Director: Judy A. Schmeling	Management	For	For
1B	Election of Director: David Klein	Management	For	For
1C	Election of Director: Robert L. Hanson	Management	For	For
1D	Election of Director: David Lazzarato	Management	For	For
1E	Election of Director: William A. Newlands	Management	For	For
1F	Election of Director: James A. Sabia, Jr.	Management	For	For
1G	Election of Director: Theresa Yanofsky
2
The re-appointment of KPMG LLP, Chartered Professional Accountants, as the Company's auditor and independent registered public accounting firm for the fiscal year 2021 and authorizing the directors of the Company to fix their remuneration.
		Management	For	For
3
To confirm and ratify certain amendments to the company's by-laws, including an increase in the quorum requirements for meetings of Shareholders and other amendments of a housekeeping nature, that were previously approved by the Board of Directors.
		Management	For	For
4	To adopt, on an advisory (non-binding) basis, a resolution approving the compensation of the Company's named executive officers, as described in the proxy statement.	Management	For	For

Aurora Cananbis Inc.
Security	05156X	Meeting Type		Annual
Ticker Symbol	ACB	Meeting Date		12-Nov-21
Record Date	20-Sep-21
Item	Proposal	Type	Vote	Management Recommendation
1	To set the number of Directors at Eight (8).	Management	For	For
2	Election of Directors :	Management	For	For
	Election of Director: Ron Funk	Management	For	For
	Election of Director: Miguel Martin	Management	For	For
	Election of Director: Michael Singer	Management	For	For
	Election of Director: Norma Beauchamp	Management	For	For
	Election of Director: Margaret Shan Atkins	Management	For	For
	Election of Director: Theresa Firestone	Management	For	For
	Election of Director: Adam Szweras	Management	For	For
	Election of Director: Lance Friedmann	Management	For	For
3	Appointment of KPMG LLP as Auditors of the Company for the ensuing year and authorizing the Directors to fix their remuneration.	Management	For	For
4
To consider and, if deemed appropriate, to pass with or without variation, a non-binding advisory resolution on the Company's approach to executive compensation, as more particularly described in the accompanying Information Circular.
		Management	For	For
5
To renew and confirm by ordinary resolution, the Company's existing Shareholder Rights Plan and its continuation for a three-year period, as more particularly described in the accompanying Information Circular.
		Management	For	For

Tilray, Inc.
Security	88688T	Meeting Type		Annual
Ticker Symbol	TLRY	Meeting Date		22-Nov-21
Record Date	24-Sep-21
Item	Proposal	Type	Vote	Management Recommendation
1	Vote Board of Directors:	Management	For	For
	Election of Director: Brendan Kennedy*	Management	For	For
	Election of Director: John M. Herhalt*	Management	For	For
	Election of Director: Walter Robb*	Management	For	For
	Election of Director: Jodi Butts#	Management	For	For
	Election of Director: David Hopkinson#	Management	For	For
	Election of Director: Thomas Looney#	Management	For	For
	Election of Director: Irwin D. Simon+	Management	For	For
	Election of Director: Renah Persofsky+	Management	For	For
	Election of Director: David Clanachan+	Management	For	For
2	To approve, the non-binding advisory resolution on the named executive officer compensation.	Management	For	For
3	To ratify the appointment of PricewaterhouseCoopers LLP as our independent registered public accounting firm for the fiscal year ending May 31, 2022.	Management	For	For

Perkinelmer, Inc.
Security	714046	Meeting Type		Annual
Ticker Symbol	PKI	Meeting Date		26-Apr-22
Record Date	28-Feb-22
Item	Proposal	Type	Vote	Management Recommendation
1A	Election of Director for one year term: Peter Barrett, PhD	Management	For	For
1B	Election of Director for one year term: Samuel R. Chapin	Management	For	For
1C	Election of Director for one year term: Sylvie Grégoire, PharmD	Management	For	For
1D	Election of Director for one year term: Alexis P. Michas	Management	For	For
1E	Election of Director for one year term: Prahlad R. Singh, PhD	Management	For	For
1F	Election of Director for one year term: Michel Vounatsos	Management	For	For
1G	Election of Director for one year term: Frank Witney, PhD	Management	For	For
1H	Election of Director for one year term: Pascale Witz	Management	For	For
2	To ratify the selection of Deloitte & Touche LLP as PerkinElmer's independent registered public accounting firm for the current fiscal year.	Management	For	For
3	To approve, by non-binding advisory vote, our executive compensation.	Management	For	For

Enwave Corporation
Security	29410K	Meeting Type		Annual and Special
Ticker Symbol	ENW CN	Meeting Date		29-Mar-22
Record Date	14-Feb-22
Item	Proposal	Type	Vote	Management Recommendation
1	To set the number of Directors at seven (7).	Management	For	For
2	Election of Directors :	Management	For	For
	Election of Director: John P.A. Budreski		For	For
	Election of Director: Brent Charleton		For	For
	Election of Director: Dr. Stewart Ritchie		For	For
	Election of Director: Mary C. Ritchie		For	For
	Election of Director: Stephen Sanford		For	For
	Election of Director: Patrick Turpin		For	For
	Election of Director: Pablo Cussatti		For	For
3	Appointment of PricewaterhouseCoopers LLP as Auditors of the Company for the ensuing year and authorizing the Directors to fix their remuneration.	Management	For	For
4
To consider and, if deemed appropriate, to pass, with or without variation, an ordinary resolution to re-approve the Company's Stock Option Plan, as more fully described in the accompanying Management Information Circular.
		Management	For	For
5	To transact such other business as may properly come before the Meeting or any adjournment(s) thereof.	Management	For	For

Waters Corporation
Security	941848103	Meeting Type		Annual
Ticker Symbol	WAT	Meeting Date		24-May-22
Record Date	25-Mar-22
Item	Proposal	Type	Vote	Management Recommendation
1.1	Election of Director: Dr. Udit Batra, Ph.D	Management	For	For
1.2	Election of Director: Linda Baddour	Management	For	For
1.3	Election of Director: Edward Conard	Management	For	For
1.4	Election of Director: Dr. Pearl S. Huang, Ph.D.	Management	For	For
1.5	Election of Director: Wei Jiang	Management	For	For
1.6	Election of Director: Christopher A. Kuebler	Management	For	For
1.7	Election of Director: Dr. Flemming Ornskov, M.D., M.P.H.	Management	For	For
1.8	Election of Director: Thomas P. Salice	Management	For	For
2	To ratify the selection of PricewaterhouseCoopers LLP as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2022.	Management	For	For
3	To approve, by non-binding vote, executive compensation.	Management	For	For

Amyris, Inc.
Security	03236M	Meeting Type		Annual
Ticker Symbol	AMRS	Meeting Date		27-May-22
Record Date	30-Mar-22
Item	Proposal	Type	Vote	Management Recommendation
1.1	Election of Class III Director to serve for a Three-year term: John Doerr	Management	For	For
1.2	Election of Class III Director to serve for a Three-year term: Ryan Panchadsaram	Management	For	For
1.3	Election of Class III Director to serve for a Three-year term: Lisa Qi	Management	For	For
2	Ratification of the appointment of Macias Gini & O'Connell LLP as Amyris' independent registered public accounting firm for the fiscal year ending December 31, 2022.	Management	For	For
3	Approval of an amendment to Amyris' Certificate of Incorporation to effect an increase in the total authorized shares.	Management	For	For

Willow Biosciences Inc.
Security		97111B	Meeting Type		Annual
Ticker Symbol		WLLW CN	Meeting Date		13-May-22
Record Date		29-Mar-22
Item	Proposal		Type	Vote	Management Recommendation
1	To set the number of Directors at seven (7).		Management	For	For
2	Election of Directors :		Management	For	For
	Election of Director: Dr. Seufer-Wasserthal			For	For
	Election of Director: Trevor Peters			For	For
	Election of Director: Dr. Fotis Kalantzis			For	For
	Election of Director: Donald Archibald			For	For
	Election of Director: Sadiq H. Lalani			For	For
	Election of Director: Al Foreman			For	For
	Election of Director: Barbara Munroe			For	For
3	Appoint the auditors of the Corporation, KPMG LLP, to hold office until the next annual meeting of the Shareholders and authorize the directors to fix their remuneration.		Management	For	For

AFC Gamma, Inc,
Security		00109K	Meeting Type		Annual
Ticker Symbol		AFCG	Meeting Date		19-May-22
Record Date		22-Mar-22
Item	Proposal		Type	Vote	Management Recommendation
1	Vote Board of Directors:		Management	For	For
	Election of Director: Jodi Hanson Bond			For	For
	Election of Director: Jonathan Kalikow			For	For
	Election of Director: Robert Levy			For	For
2	Ratification of the Appointment of CohnReznick LLP as the Company's Independent Registered Public Accounting Firm for the Year Ending December 31, 2022.		Management	For	For

Medipharm Labs Corp.
Security		58504D	Meeting Type		Annual and Special
Ticker Symbol		LABS CN	Meeting Date		30-Jun-22
Record Date		18-May-22
Item	Proposal		Type	Vote	Management Recommendation
1	Vote Board of Directors:		Management	For	For
	Election of Director: Chris Halyk			For	For
	Election of Director: Shelley Martin			For	For
	Election of Director: Miriam McDonald			For	For
	Election of Director: David Pidduck			For	For
	Election of Director: Chris Taves			For	For
2	Appointment of KPMG LLP as Auditor of the Company for the ensuing year and authorizing the Directors to fix their remuneration.		Management	For	For
3
To consider and, if thought appropriate, pass, with or without variation, an ordinary resolution approving an amendment to the Company's rolling long-term omnibus equity incentive plan to increase the plan limit from 10% to 15%, as more fully described in the management information circular.
			Management	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Spinnaker ETF Series

By:	Katherine M. Honey President and Principal Executive Officer

Date:	August 29, 2022